SCHEDULE OF AMORTIZED COST OF THE CONVERTIBLE NOTE (Details) - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Convertible Note Principal- Issued in November 2024	$ 1,635,000
Amortization of debt discount and fair value for pre-delivery shares	(135,000)	$ 1,421,069		$ 11,970
Debt discount of fair value for pre-delivery Shares	(1,499,150)	1,499,150		1,499,150
Interest accrued	11,970	1,382,664
Convertible Notes Principal and accrued interest		12,820
Principal and accrued accrued interest converted into Common stock	(11,970)	(1,382,664)
Convertible Notes Principal and accrued interest	12,820	51,225		12,820
Convertible Note Principal- Issued in November 2024	1,635,000			1,635,000
Convertible Note Interest Adjustment	(123,030)			(123,030)
Fair value adjustment for Pre-Delivery Shares related to the issuance of Convertible Note	(1,499,150)			(1,499,150)
Total	$ 12,820	$ 51,225		$ 12,820